Note 7 - Right-of-use Asset and Lease Obligation - Right-of-use Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Right-of-use assets	$ 16,788	$ 514,181
Gross carrying amount [member]
Statement Line Items [Line Items]
Right-of-use assets	16,788	514,181	$ 644,121
Lease inducement recognized as a reduction of right-of-use asset on adoption		(46,559)
Depreciation on right-of-use assets	(17,346)	$ (83,381)
Adjustment from lease reassessment	$ (480,047)